Trade receivables - Summary of Current Trade Receivables (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2021	Mar. 31, 2020
Current Trade Receivables [Abstract]
Current trade receivables	₨ 34,802	₨ 25,914
Current Trade Receivables
Current Trade Receivables [Abstract]
Less: impairment allowances for bad and doubtful debts	(562)	(176)
Cost
Current Trade Receivables [Abstract]
Current trade receivables	35,364	26,090
Cost | Current Trade Receivables
Current Trade Receivables [Abstract]
Current trade receivables	₨ 35,364	₨ 26,090